AMENDMENT DATED MARCH 6, 2026

TO THE CURRENTLY EFFECTIVE PROSPECTUS OF

THE FUNDS LISTED ON EXHIBIT A HERETO

(EACH A “FUND AND COLLECTIVELY THE “FUNDS”)

You should read this Amendment in conjunction with each Fund's Prospectus and retain it for future reference.

As of the date of this amendment, the section entitled “Appendix A: Waivers and Discounts Available from Certain Financial Intermediaries” of each Fund's Prospectus is amended as follows:

Merrill Lynch

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

•Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•Shares purchased through a Merrill investment advisory program.

•Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.

•Shares purchased through the Merrill Edge Self-Directed platform.

•Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.

•Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.

•Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

•Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)

•Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.

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Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

•Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

•Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

•Shares sold due to return of excess contributions from an IRA account

•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

•Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee- based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

•Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

•Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

•On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.

•Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

•On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.

Wells Fargo

Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Advisors Class A share front-end sales charge waivers information.

Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

•Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.

•Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.

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Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.

Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

•Shares purchased through a rollover from another 529 plan.

•Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.

Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.

Wells Fargo Advisors Contingent Deferred Sales Charge information.

•Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.

Wells Fargo Advisors Class A front-end load discounts

Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

•Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

•Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

•Gift of shares will not be considered when determining breakpoint discounts

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EXHIBIT A
Prudential Investment Portfolios, Inc.	Prudential Investment Portfolios 16
PGIM Balanced Fund	PGIM Income Builder Fund
PGIM Jennison Focused Value Fund	Prudential Investment Portfolios, Inc. 17
PGIM Jennison Growth Fund	PGIM Short Duration Multi-Sector Bond Fund
Prudential Investment Portfolios 3	PGIM Total Return Bond Fund
PGIM Jennison Focused Growth Fund	Prudential Investment Portfolios 18
PGIM Real Assets Fund	PGIM Jennison Energy Infrastructure Fund
PGIM Quant Solutions Large-Cap Value Fund	Prudential Global Total Return Fund, Inc.
PGIM Strategic Bond Fund	PGIM Global Total Return Fund
Prudential Investment Portfolios 4	PGIM Global Total Return (USD Hedged) Fund
PGIM Muni High Income Fund	Prudential Government Money Market Fund, Inc.
Prudential Investment Portfolios 5	PGIM Government Money Market Fund
PGIM Jennison Diversified Growth Fund	Prudential Jennison Blend Fund, Inc.
PGIM Jennison Rising Dividend Fund	PGIM Jennison Blend Fund
Prudential Investment Portfolios 6	Prudential Jennison Mid-Cap Growth Fund, Inc.
PGIM California Muni Income Fund	PGIM Jennison Mid-Cap Growth Fund
Prudential Investment Portfolios 7	Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Value Fund	PGIM Jennison Natural Resources Fund
Prudential Investment Portfolios 8	Prudential Jennison Small Company Fund, Inc.
PGIM Securitized Credit Fund	PGIM Jennison Small Company Fund
PGIM Quant Solutions Large-Cap Index Fund	Prudential National Muni Fund, Inc.
Prudential Investment Portfolios 9	PGIM National Muni Fund
PGIM Absolute Return Bond Fund	Prudential Sector Funds, Inc.
PGIM Quant Solutions Large-Cap Core Fund	PGIM Jennison Financial Services Fund
PGIM Real Estate Income Fund	PGIM Jennison Health Sciences Fund
PGIM Select Real Estate Fund	PGIM Jennison Utility Fund
Prudential Investment Portfolios, Inc. 10	Prudential Short-Term Corporate Bond Fund, Inc.
PGIM Jennison Global Equity Income Fund	PGIM Short-Term Corporate Bond Fund
PGIM Quant Solutions Mid-Cap Value Fund	Prudential World Fund, Inc.
Prudential Investment Portfolios 12	PGIM Emerging Markets Debt Hard Currency Fund
PGIM Global Real Estate Fund	PGIM Emerging Markets Debt Local Currency Fund
PGIM Jennison Technology Fund	PGIM Jennison Emerging Markets Equity Opportunities Fund
PGIM Short Duration Muni Fund	PGIM Jennison Global Infrastructure Fund
PGIM US Real Estate Fund	PGIM Jennison Global Opportunities Fund
Prudential Investment Portfolios, Inc. 14	PGIM Jennison International Opportunities Fund
PGIM Floating Rate Income Fund	PGIM Quant Solutions International Equity Fund
PGIM Government Income Fund	Target Portfolio Trust
Prudential Investment Portfolios, Inc. 15	PGIM Core Bond Fund
PGIM High Yield Fund	PGIM Quant Solutions Small-Cap Value Fund
PGIM Short Duration High Yield Income Fund

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